Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Net revenue	$ 9,992	$ 11,523	$ 18,952
Cost of revenue	(6,035)	(6,958)	(11,274)
Gross profit	3,957	4,565	7,678
Selling, general and administrative expenses	(4,605)	(4,669)	(5,066)
Other income, net	108	342	554
Income / (loss) from operations	(540)	238	3,166
Non-operating income / (expenses), net	77	(234)	229
Income / (loss) before income taxes	(463)	4	3,395
Income tax expense	0	0	(600)
Net income / (loss)	(463)	4	2,795
Other comprehensive (loss) / income, net of tax:
Foreign currency translation adjustments, net of tax	(1,113)	2,062	(1,410)
Comprehensive income / (loss)	(1,576)	2,066	1,385
Net income / (loss) attributable to common shareholders	$ (463)	$ 4	$ 2,795
Net earnings / (loss) per share - basic	$ 0.1	$ 0.00	$ 0.54
Weighted average number of shares outstanding in calculating net earnings per share - basic	4,703,224	4,910,357	5,143,648
Net earnings / (loss) per share - diluted	$ 0.1	$ 0.00	$ 0.53
Weighted average number of shares outstanding in calculating net earnings per share - diluted	4,703,224	5,290,904	5,316,393